VERSION B


                              FLEX EDGE SUCCESS(R)
                                  JOINT EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                    SEPTEMBER 27, 2004

This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series [diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series

[diamond]  Phoenix-Lord Abbett Bond-Debenture Series
[diamond]  Phoenix-Lord Abbett Large-Cap Value Series
[diamond]  Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]  Phoenix-MFS Investors Growth Stock Series

[diamond]  Phoenix-Northern Dow 30 Series
[diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]  Phoenix-Oakhurst Growth and Income Series
[diamond]  Phoenix-Oakhurst Strategic Allocation Series
[diamond]  Phoenix-Oakhurst Value Equity Series

[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]  Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series
[diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND 0 - CLASS O SHARES
------------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Developing Markets Securities Fund *
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Global Asset Allocation Fund *
[diamond]  Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund
[diamond]  Rydex Variable Trust Nova Fund
[diamond]  Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond]  Scudder VIT EAFE(R) Equity Index Fund
[diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies


* Not available for new investors

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT: [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                             PO Box 8027
                                                             Boston, MA 02266-8027
                                                 [telephoen] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                             800/541-0171

                        TABLE OF CONTENTS


Heading                                                    Page
-----------------------------------------------------------------

RISK/BENEFIT SUMMARY....................................    3
   Policy Benefits......................................    3
   Policy Risks.........................................    3
FEE TABLES..............................................    5
   Transaction Fees.....................................    5
   Periodic Charges Other than Fund Operating Expenses..    6
   Minimum and Maximum Fund Operating Expenses..........    8
   Annual Fund Expenses.................................    9
PHOENIX LIFE INSURANCE COMPANY..........................   11
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT............   11
   Valuation Date.......................................   11
   Performance History..................................   11
VOTING RIGHTS...........................................   11
THE GUARANTEED INTEREST ACCOUNTS........................   12
CHARGES AND DEDUCTIONS..................................   12
   General..............................................   12

   Charges Deducted from Premium Payments...............   13

   Periodic Charges.....................................   13
   Conditional Charges..................................   14
   Other Tax Charges....................................   15
   Fund Charges.........................................   15
THE POLICY..............................................   15
   Contract Rights: Owner, Insured, Beneficiary.........   15

   Contract Limitations.................................   16

   Purchasing a Policy..................................   16
GENERAL ................................................   17
   Postponement of Payments.............................   17
   Optional Insurance Benefits..........................   17
   Death Benefit........................................   18
PAYMENT OF PROCEEDS.....................................   19
   Surrender and Death Benefit Proceeds.................   19
   Payment Options......................................   19
   Surrenders...........................................   20
   Transfer of Policy Value.............................   21
   Disruptive Trading and Market Timing.................   21

   Loans................................................   23
   Lapse................................................   24
FEDERAL INCOME TAX CONSIDERATIONS.......................   24
   Introduction.........................................   24
   Income Tax Status....................................   24
   Policy Benefits......................................   25
   Business-Owned Policies..............................   25
   Modified Endowment Contracts.........................   25
   Limitations on Unreasonable Mortality and
    Expense Charges.....................................   26
   Qualified Plans......................................   26
   Diversification Standards............................   26
   Change of Ownership or Insured or Assignment.........   27
   Other Taxes..........................................   27
   Withholding..........................................   27
FINANCIAL STATEMENTS....................................   27
APPENDIX A - INVESTMENT OPTIONS.........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS..................  B-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


Certain terms used throughout the prospectus have been defined and can be found in "Appendix B-Glossary of Special Terms."


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. The policy can be purchased on one life (single life policies) or on two lives up to five lives (multiple life policies). While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy. When more than one life is insured, we pay the death benefit when the first of the insureds dies.

You will choose a death benefit when you apply for a policy.

[diamond] Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit.

[diamond] Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available for single life policies, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.


You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Single Life Policies
          o  Disability Waiver of Specified Premium
          o  Accidental Death Benefit
          o  Death Benefit Protection
          o  Whole Life Exchange Option (not available after January 27, 2003)
          o  Purchase Protection Plan
          o  Living Benefits
          o  Cash Value Accumulation
          o  Child Term
          o  Family Term
          o  Business Term

[diamond] Multiple Life Policies
          o  Disability Benefit
          o  Survivor Purchase Option
          o  Term Insurance
          o  Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life

Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------

                                                          TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
                CHARGE                            WHEN DEDUCTED                                   AMOUNT DEDUCTED
---------------------------------------  ---------------------------------  --------------------------------------------------------
PREMIUM TAX CHARGE                       Upon Payment.                      2.25% of each premium for single life policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------
FEDERAL TAX CHARGE                       Upon Payment.                      1.50% of each premium for single life policies.

                                                                            No charge applies to multiple life policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------

ISSUE EXPENSE CHARGE                     1/12th of the fee is deducted      The maximum charge is $600 for single life policies and
                                         on each of the first 12 monthly    $150(2) for multiple life policies.
                                         calculation days(1).

---------------------------------------  ---------------------------------  --------------------------------------------------------

SURRENDER CHARGE(3)                      Upon full surrender or lapse.      Maximum is 0.5% of policy face amount plus 28.5% of
                                                                            premiums paid for single life policies.

                                                                            Maximum is 30% of premiums paid for multiple life
                                                                            policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------
PARTIAL SURRENDER CHARGE                 Upon Partial Surrender or a        For a partial surrender:
                                         decrease in the policy face        ------------------------
                                         amount.                            The charge that would apply upon a full surrender
                                                                            multiplied by the partial surrender amount divided by
                                                                            the result of subtracting the full surrender charge from
                                                                            the policy value.

                                                                            For a decrease in face amount:
                                                                            ------------------------------
                                                                            The charge that would apply upon a full surrender
                                                                            multiplied by the decrease in face amount divided by the
                                                                            face amount prior to the decrease.

---------------------------------------  ---------------------------------  --------------------------------------------------------

PARTIAL SURRENDER FEE                    Upon Partial Surrender.            2% of surrender amount(4).

---------------------------------------  ---------------------------------  --------------------------------------------------------
TRANSFER CHARGE                          Upon Transfer.                     At present, we do not charge for transfers between
                                                                            investment options, but we reserve the right to charge
                                                                            up to $10 per transfer after the first two transfers in
                                                                            any given policy year.
------------------------------------------------------------------------------------------------------------------------------------


(1) The monthly calculation day occurs on same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of the month.

(2) The Issue Charge is $50 per month for the first 12 policy months for single life policies and $12.50 per month for the first 12 policy months for multiple life policies.
(3) The surrender charge begins to decrease after five policy years, and becomes zero after ten policy years. We will provide your surrender charges before we issue your policy. We describe this charge in more detail in the "Charges and Deductions" section.
(4) We limit this fee to $25 for each partial surrender.

                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum Charges    ............................ We charge $0.06 - $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in   ............................ We would charge $0.14 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.

  Example for five 35 year old
  males in the nonsmoker         ............................ We would charge $0.98 per $1,000 of amount at risk(2) per month. We
  premium class                                               would increase this charge as they age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each Monthly              $10 per month.(3)
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each Monthly              0.80% of average daily net assets, on an annual basis, of
CHARGE(4)                        Calculation Day.             investments in the subaccounts.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes.                       to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(5)    Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy        on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                         OPTIONAL INSURANCE BENEFITS - SINGLE LIFE POLICIES
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On each Monthly              $0.01 per $1,000 of face amount per month.
                                 Calculation Day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTION PLAN         On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.05 - $0.17 per unit(7) purchased per month.

  Example for a male age 35 in   ............................ $0.16 per unit(7) purchased per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On each Monthly
PREMIUM RIDER(6)                 Calculation Day.

  Minimum and Maximum            ............................ $0.22 - $0.82 per $100 of premium waived per month.

  Example for a male age 45 in   ............................ $0.33 per $100 of premium waived per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $0.26 per $1,000 of rider amount per month.

  Example for a male age 45 in   ............................ $0.79 per $1,000 of rider amount per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE OPTION       We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
RIDER                            rider.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

CHILD TERM RIDER(8)              On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.06 - $0.14 per $1,000 of rider face amount.

  Example for a male child       ............................ $0.11 per $1,000 of rider face amount. We would generally increase
  age 15.                                                     this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(8)             On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.08 - $8.11 per $1,000 of rider face amount.

  Example for a male age 45 in   ............................ $0.23 per $1,000 of rider face amount. We would generally increase
  the nonsmoker premium class.                                this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
BUSINESS TERM RIDER(8)           On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ $0.07 - $30.73 per $1,000 of rider face amount.

  Example for a male age 45 in   ............................ $0.19 per $1,000 of rider face amount. We would generally increase
  the nonsmoker premium class.                                this charge as he ages.
------------------------------------------------------------------------------------------------------------------------------------
                                        OPTIONAL INSURANCE BENEFITS - MULTIPLE LIFE POLICIES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURVIVOR PURCHASE OPTION         On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day.

  Minimum and Maximum            ............................ We charge $0.02 - $0.87 per $1,000 of rider face amount per month.

  Example for two 45 year old    ............................ We would charge $0.04 per $1,000 of face amount per month.
  nonsmokers.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT AND WAIVER    On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day.

  Minimum and Maximum            ............................ We charge $0.0007 - $0.22 per $1,000 of net amount at risk per month.

  Example for a 35 year old      ............................ We would charge $0.004 per $1,000 of net amount at risk per month.
  male nonsmoker.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TERM INSURANCE RIDER(8)          On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            ............................ We charge $0.0001 - $83.33 per $1,000 of rider face amount per month.

  Example for a 35 year old      ............................ We would charge $0.20 per $1,000 of face amount per month.
  male nonsmoker.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY EXCHANGE OPTION RIDER     On Rider Date.               $100
------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount of the policy. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) As of the date of this prospectus, we limit this charge to $5 per month.
(4) We do not deduct this charge from investments in the Guaranteed Interest Account. We currently reduce this charge to 0.25% in policy years 16+ for single life policies.
(5) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 1.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."

(6) This charge for this rider depends on age, gender and risk classification at issue, but will not increase with age.

(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider

(8) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                         Minimum         Maximum

Total Annual Fund Operating Expenses(1)                   0.30%      -    5.73%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Rule
                                                           Investment      12b-1        Other Operating         Total Annual Fund
                        Series                           Management Fee    Fees            Expenses                 Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             1.06% (2, 6)           1.56% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (7)

-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(6) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                        Net Annual                                                       Net Annual
                                        Reimbursements     Fund                                           Reimbursements    Fund
                    Series                 & Waivers     Expenses                       Series               & Waivers    Expenses
                    ------                 ---------     --------                       ------               ---------    --------

Phoenix-AIM Mid-Cap Equity                  (1.17%)       1.10%    Phoenix-MFS Investors Growth Stock         (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced         (0.09%)       0.65%    Phoenix-Northern Dow 30                    (0.41%)       0.60%
Index
Phoenix-Engemann Small & Mid-Cap            (0.48%)       1.25%    Phoenix-Northern Nasdaq-100 Index(R)       (0.85%)       0.60%
Growth
Phoenix-Goodwin Multi-Sector Short          (0.86%)       0.70%    Phoenix-Oakhurst Growth and Income         (0.06%)       0.95%
Term Bond(8)
Phoenix-Kayne Rising Dividends              (1.52%)       0.85%    Phoenix-Oakhurst Value Equity              (0.07%)       0.95%
Phoenix-Kayne Small-Cap Quality Value       (4.68%)       1.05%    Phoenix-Sanford Bernstein Mid-Cap Value    (0.07%)       1.30%
Phoenix-Lazard International Equity         (0.98%)       1.05%    Phoenix-Sanford Bernstein Small-Cap        (0.22%)       1.30%
Select                                                             Value
Phoenix-Lazard Small-Cap Value              (2.28%)       1.05%    Phoenix-Seneca Mid-Cap Growth              (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture          (1.62%)       0.90%    Phoenix-State Street Research Small-Cap    (2.74%)       1.00%
                                                                   Growth
Phoenix-Lord Abbett Large-Cap Value         (0.95%)       0.90%
Phoenix-Lord Abbett Mid-Cap Value           (2.17%)       1.00%



(8) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers     & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS (2)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)        1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% (5)   0.25%       0.21%        1.07%         (0.01%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (1)                      1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                            Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                            ----------------------------------------       ------------------------
     Federated Fund for U.S. Government Securities II                    (0.25%)                                    0.72%
     Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                    0.75%
     VIP Contrafund(R) Portfolio                                         (0.02%)                                    0.75%
     VIP Growth Opportunities Portfolio                                  (0.02%)                                    0.80%
     VIP Growth Portfolio                                                (0.03%)                                    0.74%
     Technology Portfolio                                                (0.18%)                                    1.15%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
 Washington's Birthday            Thanksgiving Day
---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the

Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS


ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year. For single life policies we charge $1.50 per $1,000 of initial face amount to a maximum of $600. For multiple life policies we charge $150.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Single life policies will be assessed a tax charge equal to 2.25% of the premiums paid. Multiple life policies will be assessed the actual premium tax incurred. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment on a single life policy to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs. There is no Federal Tax charge on multiple life policies.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.


[diamond] ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Certain riders are available at no charge:

          o LIVING BENEFITS RIDER (for single life policies). This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

          o CASH VALUE ACCUMULATION RIDER (for single life policies). You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

          o WHOLE LIFE EXCHANGE OPTION RIDER (for single life policies). This rider permits you to exchange a Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15. This rider is no longer available.

          o POLICY EXCHANGE OPTION RIDER (for multiple life policies). This rider provides for the exchange of the multiple life policy for single life policies.

          We charge for providing benefits under the following riders:

          o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER (for single life policies) charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age five through 60 under this rider and terminate the rider when the insured person reaches age 65.

          o ACCIDENTAL DEATH BENEFIT RIDER (for single life policies) charges vary based on age, sex, and amount of additional death benefit.

          o PURCHASE PROTECTION PLAN RIDER (for single life policies) charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

          o CHILD TERM RIDER charges (for single life policies) depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

          o FAMILY TERM RIDER (for single life policies) charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

          o BUSINESS TERM RIDER (for single life policies) charges vary based on age(s), gender(s), smoker classification(s), and table rating(s), and the Rider's face amount.

          o DEATH BENEFIT PROTECTION RIDER (for single life policies) charge is based upon the face amount.

          o DISABILITY BENEFIT RIDER (for multiple life policies) charge is based on the age(s), gender(s), smoker classification(s), specified amount and the number of insureds.

          o SURVIVOR PURCHASE OPTION RIDER (for multiple life policies) charge is based upon the face amount of the policy.

          o TERM INSURANCE RIDER (for multiple life policies) based on the age(s), gender(s), smoker classifications of the persons insureds.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

          If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

          Mortality and Expense Risk Charge:

          Single Life Policies:
          o  Policy years one through 15:   .80% annually;
          o  Policy years 16 and after:     .25% annually.

          Multiple Life Policies:
          o  For all policy years:          .80% annually.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65; the rates for years 16 and after apply after attained age 65.

Single Life Policies
          o  Policy years 1-10 (or insured's age 65 if earlier):  4%
          o  Policy years 11-15:                                  3%
          o  Policy years 16 and thereafter:                     2 1/2%


Single Life policies - New York and New Jersey only


          o  Policy years 1-10 (for insured's age 65 if earlier): 6%
          o  Policy years 11-15:                                  5%
          o  Policy years 16 and thereafter:                     4 1/2%

Multiple Life Policies
          o  Policy years 1-10:                                   8%
          o  Policy years 11 and thereafter:                      7%

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first ten policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first ten policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or allow the policy to lapse. There is no Surrender charge after the 10th policy year. During the first two policy years on single life policies and during the first ten policy years on multiple life policies, the maximum surrender charge that a policyowner could pay while he or she owns the policy is the amount shown in the policy's surrender charge schedule, or equal to either A plus B (as shown below), whichever is less. After the first two policy years on single life policies, the maximum surrender charge that a policyowner could pay is based on the amount shown in the policy's surrender charge schedule.

          A is equal to:

          1) 28.5% of all premiums paid (up to and including the amount stated in the policy's surrender charge schedule, which is calculated according to a formula contained in a SEC rule); plus

          2) 8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

          3)  7.5% of all premiums paid in excess of twice this amount.

          B is equal to $5 per $1,000 of initial face amount.

          The following is the surrender charge schedule for a male age 35 in the nonsmoker classification at a face amount of $100,000.

          -----------------------------------------------------------
                          SURRENDER CHARGE SCHEDULE
          -----------------------------------------------------------
          POLICY MONTH     SURRENDER      POLICY        SURRENDER
                            CHARGE         MONTH         CHARGE
              1-60         $1307.54          91          $933.20
               61           1295.46          92           921.13
               62           1283.39          93           909.05
               63           1271.31          94           896.97
               64           1259.24          95           884.90
               65           1247.16          96           872.82
               66           1235.08          97           836.39
               67           1223.01          98           799.95
               68           1210.93          99           763.52
               69           1198.86         100           727.09
               70           1186.78         101           690.65
               71           1174.71         102           654.22
               72           1162.63         103           617.78
               73           1150.56         104           581.35
               74           1138.48         105           544.91
               75           1126.41         106           508.48
               76           1114.33         107           472.05
               77           1102.26         108           435.61
               78           1090.18         109           399.18
               79           1078.10         110           362.74
               80           1066.03         111           326.31
               81           1053.95         112           289.97
               82           1041.88         113           253.44
               83           1029.80         114           217.01
               84           1017.73         115           180.57
               85           1005.65         116           144.14
               86            993.58         117           107.70
               87            981.50         118            71.27
               88            969.43         119            34.83
               89            957.35         120              .00
               90            945.28


[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.


          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to have a transfer charge would be intended to recoup for the cost of administering the transfer.


OTHER TAX CHARGES

Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Minimum and Maximum Fund Operating Expenses."


These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within five business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents. A policy also can be purchased to cover from two to five lives under one policy, for any person up to age of 80. Under such a multiple life policy, the death benefit is paid upon the first death under the policy; the policy then terminates. Such a policy could be purchased on the lives of spouses, family members, business partners or other related groups.

PREMIUM PAYMENTS
The policies are flexible premium variable universal life insurance policies. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium tax charge before we apply them to your policy. Single life policies will also be reduced by a federal tax charge of 1.50%. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax charge and, for the single policies, by 1.50% for federal tax charges (if applicable). The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

SINGLE LIFE POLICIES

[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force. This policy is elected at issue.


[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.


          We assess a monthly charge for this rider. This policy is elected at issue.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

          1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

          2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year ten;

          3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

          For policies issued in New York, two guarantee periods are available:

          1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

          2 The policy anniversary nearest the Insured's 95th birthday.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.


[diamond] LIVING BENEFIT RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider. This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.


[diamond] CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond] CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.


          We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

[diamond] FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy. This policy is elected at issue.


[diamond] BUSINESS TERM RIDER. This rider provides annually renewable term insurance coverage to age 95 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed six times the initial base policy. This rider is available only for policies sold in the corporate-owned life insurance market, employer-sponsored life insurance market or other business-related life insurance market.

[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

MULTIPLE LIVES POLICIES

[diamond] DISABILITY BENEFIT RIDER. In the case of disability of the insured, a specified monthly amount may be credited to the policy and the monthly deductions will be waived. A Disability Benefit rider may be provided on any or all eligible insureds. The specified amount selected must be the same for all who elect coverage. This policy is elected at issue.


[diamond] SURVIVOR PURCHASE OPTION RIDER. The survivor(s) may purchase a new
          Multiple Life Policy for a face amount equal to that of the original policy upon the first death. The new policy will be based upon attained age rates.


[diamond] TERM INSURANCE RIDER. The Term Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each insured and the face amount of coverage under the rider may differ for each insured. Based upon the policyowner's election at issue, the rider will provide coverage for all insureds to either age 70 or maturity of the policy. The termination age specified must be the same for all insureds. This policy is elected at issue.


[diamond] POLICY EXCHANGE OPTION RIDER. The Multiple Life Policy may be exchanged for single life policies where the total face amount under the policies is no greater than that under the original policy. There is no charge for this rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new Free Look Period (see "The Summary - Right to Cancel") will be established for the amount of the increase.


PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."


REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under a policy covering multiple lives, the death proceeds will be paid upon the first death under the policy. In addition, under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 33/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 33/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured(s) and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed.

See "General Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve transfer limit. For more information, see "Disruptive Trading and Market Timing."

TELEPHONE TRANSFERS
You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Accounts is being transferred; or

o  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:


[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.


To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


[diamond] $25 monthly               [diamond] $150 semiannually
[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) on single life policies and 6% on multiple life policies, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

Loan interest rate are as follows:

[diamond] Single Life Policies
          o  Policy years 1-10:                                   4%
          o  Policy years 11-15:                                  3%
          o  Policy years 16 and thereafter*:                    2 1/2%

[diamond] Single Life policies - New York and New Jersey only
          o  Policy years 1-10:                                   6%
          o  Policy years 11-15:                                  5%
          o  Policy years 16 and thereafter*:                    4 1/2%

          *These rates also apply after the insured attains age 65.

[diamond] Multiple Life Policies
          o  Policy years 1-10:                                   8%
          o  Policy years 11 and thereafter:                      7%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed

Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

If the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first five policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE
----------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
----------------------------------------------------------------------------------------------------------------------------
                Series                      Aggressive Growth  Conservative  Growth  Growth & Income  Income  Specialty
----------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                     |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                               |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                        |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                              |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                         |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                     |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                        |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                            |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                         |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                      |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                 |X|
---------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                  |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                         |X|
---------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
---------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                              |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                     |X|
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                             |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
---------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                                                                    Duff & Phelps
                                              Phoenix Investment  Phoenix Variable  Investment      Aim Advisors,  Fred Alger
                 Series                       Counsel, Inc.       Advisors, Inc.    Management Co.  Inc.           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                   |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                              Deutsche Asset    Federated Investment  Fidelity Management      Franklin Mutual
                 Series                       Management, Inc.  Management Company    and Research Company     Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors

                                              --------------------------------------------------------------------------------------
                                                                         Templeton    Templeton  Templeton   Wanger
                                              Morgan Stanley   Rydex     Asset        Global     Investment  Asset
                                              Investment       Global    Management,  Advisors   Counsel,    Management,
                 Series                       Management Inc.  Advisors  Ltd.         Limited    LLC         L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Subadvisors
                                                  ----------------------------------------------------------------------------------
                                                  Aberdeen   AIM          Alliance     Kayne Anderson      Lazard
                                                  Fund       Capital      Capital      Rudnick Investment  Asset        Lord,
                                                  Managers,  Management,  Management,  Management,         Management,  Abbett & Co.
                 Series                           Inc.       Inc.         L.P.         LLC                 LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                     |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------




INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors

                                                  ----------------------------------------------------------------------------------
                                                              Northern                  Seneca       State Street
                                                  MFS         Trust        Engemann     Capital      Research &
                                                  Investment  Investments, Asset        Management,  Management
                 Series                           Management  N.A.         Management   LLC          Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                    |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DEBT: Unpaid policy loans with accrued interest.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

NET AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.


SEPARATE ACCOUNT: Phoenix Life Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.


SUBACCOUNTS: The accounts within our Separate Account to which nonloaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.


WE (OUR, US, COMPANY): Phoenix Life Insurance Company.


YOU (YOUR): The owner of this policy at the time an owner's right is exercised.


PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012

























Additional information about the Flex Edge Success and Joint Edge Policies and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated September 27,
2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable
Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth
Street, NW, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V603, V601

Investment Company Act File No. 811-04721

add value to wealth(SM)[logo]


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
L0224PR (C)2004 The Phoenix Companies, Inc.         [logo] Printed on recycled paper.                                     9-04

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

                                                                     [VERSION C]

                               INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                    SEPTEMBER 27, 2004

This prospectus describes a flexible premium fixed and variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account
(collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate
Account"). The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-AIM Mid-Cap Equity Series
[diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond]   Phoenix-Kayne Rising Dividends Series
[diamond]   Phoenix-Kayne Small-Cap Quality Value Series
[diamond]   Phoenix-Lazard International Equity Select Series
[diamond]   Phoenix-Lazard Small-Cap Value Series

[diamond]   Phoenix-Lord Abbett Bond-Debenture Series
[diamond]   Phoenix-Lord Abbett Large-Cap Value Series
[diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]   Phoenix-MFS Investors Growth Stock Series

[diamond]   Phoenix-Northern Dow 30 Series
[diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]   Phoenix-Oakhurst Growth and Income Series
[diamond]   Phoenix-Oakhurst Strategic Allocation Series
[diamond]   Phoenix-Oakhurst Value Equity Series

[diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series
[diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]   AIM V.I. Capital Appreciation Fund
[diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]   VIP Contrafund(R) Portfolio
[diamond]   VIP Growth Opportunities Portfolio
[diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]   Mutual Shares Securities Fund
[diamond]   Templeton Developing Markets Securities Fund *
[diamond]   Templeton Foreign Securities Fund
[diamond]   Templeton Global Asset Allocation Fund *
[diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]   Rydex Variable Trust Juno Fund
[diamond]   Rydex Variable Trust Nova Fund
[diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond]   Scudder VIT EAFE(R) Equity Index Fund
[diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]   Wanger International Select
[diamond]   Wanger International Small Cap
[diamond]   Wanger Select
[diamond]   Wanger U.S. Smaller Companies

* Not available for new investors

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

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IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:      [envelope] PHOENIX VARIABLE PRODUCTS MAIL
OPERATIONS ("VPMO")                                              PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                 (800) 541-0171



                                TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     3
   Policy Benefits ...................................     3
   Policy Risks ......................................     3
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other the Fund Operating
    Expenses..........................................     6
   Minimum and Maximum Fund Operating Expenses........     7
   Annual Fund Expenses...............................     8
PHOENIX LIFE INSURANCE COMPANY .......................    10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    10
   Valuation Date.....................................    10
   Performance History ...............................    10
VOTING RIGHTS ........................................    10

THE GUARANTEED INTEREST ACCOUNTS .....................    11

CHARGES AND DEDUCTIONS................................    11
   General ...........................................    11
   Charges Deducted from Premium Payments ............    11

   Periodic Charges ..................................    12

   Conditional Charges ...............................    13
   Transfer Charge....................................    14
   Other Tax Charges .................................    14
   Fund Charges.......................................    14
THE POLICY ...........................................    14
   Contract Rights: Owner, Insured, Beneficiary ......    14
   Contract Limitations...............................    14

   Purchasing a Policy................................    15

GENERAL ..............................................    16
   Postponement of Payments ..........................    16
   Optional Insurance Benefits .......................    16
   Death Benefit......................................    17

PAYMENT OF PROCEEDS ..................................    18
   Surrender and Death Benefit Proceeds ..............    18
   Surrenders.........................................    19

   Transfer of Policy Value...........................    19
   Disruptive Trading and Market Timing...............    20

   Loans..............................................    21
   Lapse..............................................    22
FEDERAL INCOME TAX CONSIDERATIONS ....................    23
   Introduction.......................................    23
   Income Tax Status..................................    23
   Policy Benefits....................................    23
   Business-Owned Policies............................    24
   Modified Endowment Contracts ......................    24
   Limitations on Unreasonable Mortality and Expense
      Charges.........................................    25
   Qualified Plans....................................    25
   Diversification Standards..........................    25
   Change of Ownership or Insured or Assignment.......    25
   Other Taxes........................................    26
   Withholding........................................    26
FINANCIAL STATEMENTS..................................    26

APPENDIX A - INVESTMENT OPTIONS.......................   A-1

APPENDIX B - GLOSSARY OF SPECIAL TERMS................   B-1



                                       2
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RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


Certain terms used throughout the prospectus have been defined and can be found in "Appendix B-Glossary of Special Terms."

POLICY BENEFITS


DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy.

[diamond]  Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit.

[diamond]  Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.


You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Disability Waiver of Specified Premium
[diamond]  Accidental Death Benefit
[diamond]  Death Benefit Protection
[diamond]  Whole Life Exchange Option (not available after January 27, 2003)
[diamond]  Purchase Protection Plan
[diamond]  Living Benefits
[diamond]  Cash Value Accumulation
[diamond]  Child Term
[diamond]  Family Term
[diamond]  Phoenix Individual Edge Term
[diamond]  Age 100+ Rider
[diamond]  LifePlan Options Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied.

Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
During the first eight policy years the policy will remain in force as long as the policy value is enough to pay the monthly charges incurred under the policy.
After that, your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value (or the policy value in the first 8 years) is no longer enough to pay the monthly charges, the policy will

                                       3
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lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN
BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES
AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER
THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                       4
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FEE TABLES
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---------------------------------------------------------------------------------------------------------------------------------

                                                      TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX                     Upon Payment.               2.25 % of each premium.
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL TAX CHARGE              Upon Payment.               1.50 % of each premium.
---------------------------------------------------------------------------------------------------------------------------------

ISSUE CHARGE                    1/12th of the fee is        The maximum charge is $600(2).
                                deducted on each of the
                                first 12 monthly
                                calculation days(1).
---------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                Upon full surrender or      A maximum of 2.25 times the Commission Target Premium(3). We will
                                lapse.                      provide your surrender charges before we issue your policy.

---------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE        Upon Partial Surrender or   For a partial surrender:
                                a decrease in the policy    ------------------------
                                face amount.                The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                            For a decrease in face amount:
                                                            ------------------------------
                                                            The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
---------------------------------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER FEE           Upon Partial Surrender.     2% of surrender amount(4).

---------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                 Upon Transfer.              At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
---------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of the month.
(2) The Issue Charge is $1.50 per $1,000 of face amount. Policies with a face amount of less than $400,000 will have a total charge of less than $600.
(3) The Commission Target Premium (CTP) is an arithmetical formula based on personal information (i.e., age, gender, risk class), and the policy face amount. We will provide your surrender charges before we issue your policy.
(4) We limit this fee to $25 for each partial surrender.


                                       5
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                                        PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                              AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
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COST OF INSURANCE(1)             On each Monthly
                                 Calculation Day.


Minimum and Maximum              ......................     We currently charge $0.05 - $83.33 per $1,000 of amount at risk(2)
Charges                                                     each month.

Example for a male age 45        ......................     We would charge $0.25 per $1,000 of amount at risk(2) per month.
in the nonsmoker premium                                    We will increase this charge as he ages.
class.

----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each Monthly            $10 per month.(3)
                                 Calculation Day.
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each Monthly            0.80% of average daily net assets, on an annual basis, of
CHARGE(4)                        Calculation Day.           investments in the subaccounts.
----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for  We currently do not charge for taxes, however we reserve the right
                                 taxes.                     to impose a charge should we become liable for taxes in the future.
                                                            Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(5)    Interest accrues daily and The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy      on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued
                                 interest as another loan
                                 against the policy.
----------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
----------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On each Monthly            $0.01 per $1,000 of face amount per month.
                                 Calculation Day.
----------------------------------------------------------------------------------------------------------------------------------
PURCHASE PROTECTION PLAN RIDER   On Rider Date, and on each
                                 Monthly Calculation Day.

  Minimum and Maximum            .......................... $0.05 - $0.17 per unit(9) purchased per month.

  Example for a male age 35 in   .......................... $0.16 per unit(9) purchased per month.
  the nonsmoker premium class.
----------------------------------------------------------------------------------------------------------------------------------
CHILD TERM RIDER(6)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum            .......................... $0.06 - $0.11 per $1,000 of rider face amount per month.

  Example for a male age 10.     .......................... $0.06 per $1,000 of rider face amount.
----------------------------------------------------------------------------------------------------------------------------------
FAMILY TERM RIDER(6)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum            .......................... $0.08 - $6.49 per $1,000 of rider face amount per month.

  Example for a male age 45.     .......................... $1.91 per $1,000 of rider face amount per month.
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX INDIVIDUAL EDGE TERM     On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum            .......................... $0.05 - $156.94 per $1.000 of rider face amount per month.

  Example for a male age 45      .......................... $0.19 per $1.000 of rider face amount per month.
  in the nonsmoker premium class.
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

                                       6
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----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                              AMOUNT DEDUCTED
-------------------------------- -------------------------- ----------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On each Monthly
PREMIUM RIDER(7)                 Calculation Day.


  Minimum and Maximum            .......................... $0.22 -$0.82 per $100 of premium waived per month.

  Example for a male age 45 in   .......................... $0.66 per $100 of premium waived per month.
  the nonsmoker premium class.

-------------------------------- -------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(7)                         Calculation Day.


  Minimum and Maximum            .......................... $0.07 -$0.26 per $1,000 of rider amount per month.

  Minimum and Maximum            .......................... $0.79 per $1,000 of rider amount per month.
  Example for a male age 45 in
  the nonsmoker premium class.

-------------------------------- -------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION RIDER    We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE RIDER(8)     We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER                   We do not charge for this  We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- -------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this  Though we do not charge for this rider, to the extent there is an
                                 rider.                     increase in face amount, there will be an increase in the cost of insurance. We describe this rider later under "Optional Insurance
                                                            Benefits."
----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) As of the date of this prospectus, we limit this charge to $5 per month.
(4) We currently offer reduced mortality and expense risk charges beginning in policy year 16 of 0.25% of average daily net assets invested in the subaccounts. We do not deduct this charge from investments in the Guaranteed Interest Account.
(5) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.25% on an annual basis. For more information see "Charges and Deductions" and "Loans."

(6) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(7) This charge for this rider depends on age, gender and risk classification at issue, but will not increase with age.
(8) This rider is no longer available.

(9) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                       Minimum           Maximum

Total Annual Fund Operating Expenses(1)                 0.30%             5.73%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.


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
ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment        12b-1     Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                               0.75%            N/A            0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity                                   0.85%            N/A            1.42% (3)              2.27% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                    0.45%            N/A            0.29% (2)              0.74% (7)
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities                 0.75%            N/A            0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                              0.66%            N/A            0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Small & Mid-Cap Growth                      0.90%            N/A            0.83% (4)              1.73% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                 0.40%            N/A            0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                    0.50%            N/A            0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond                 0.50% (5)        N/A            1.06% (2, 6)           1.56% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                               0.70%            N/A            1.67% (1)              2.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                        0.90%            N/A            4.83% (1)              5.73% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                   0.90%            N/A            1.13% (1)              2.03% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                               0.90%            N/A            2.43% (1)              3.33% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                           0.75%            N/A            1.77% (1)              2.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                          0.75%            N/A            1.10% (1)              1.85% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                            0.85%            N/A            2.32% (1)              3.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                           0.75%            N/A            0.42% (3)              1.17% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                      0.35%            N/A            0.66% (3)              1.01% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                         0.35%            N/A            1.10% (3)              1.45% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                           0.70%            N/A            0.31% (3)              1.01% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                        0.58%            N/A            0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity                                0.70%            N/A            0.32% (3)              1.02% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                      1.05%            N/A            0.32% (3)              1.37% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                    1.05%            N/A            0.47% (3)              1.52% (7)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                0.80%            N/A            0.36% (4)              1.16% (7)

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                               0.75%            N/A            0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-State Street Research Small-Cap Growth               0.85%            N/A            2.89% (1)              3.74% (7)

-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(6) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                        Net Annual                                                       Net Annual
                                        Reimbursements     Fund                                           Reimbursements    Fund
                    Series                 & Waivers     Expenses                       Series               & Waivers    Expenses
                    ------                 ---------     --------                       ------               ---------    --------
Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock       (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced        (0.09%)        0.65%    Phoenix-Northern Dow 30                  (0.41%)       0.60%
Index
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Nasdaq-100 Index(R)     (0.85%)       0.60%

Phoenix-Goodwin Multi-Sector Short Term
Bond (8)                                   (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income       (0.06%)       0.95%

Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Value Equity            (0.07%)       0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Sanford Bernstein Mid-Cap        (0.07%)       1.30%
                                                                   Value

Phoenix-Lazard International Equity                                Phoenix-Sanford Bernstein Small-Cap
Select                                     (0.98%)        1.05%    Value                                    (0.22%)       1.30%
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%    Phoenix-Seneca Mid-Cap Growth            (0.01%)       1.15%
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-State Street Research Small-Cap
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%    Growth                                   (2.74%)       1.00%

Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%


(8) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                               0.60%       0.25% (1)   0.15%        1.00%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)        1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% 5     0.25%       0.21%        1.07%         (0.01%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio 10                              0.80%        N/A        0.53%        1.33%           ---           ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary                        (0.25%)                                0.75%
   Shares
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses whether or not realized of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

------------------------------------------------------------
 New Year's Day                      Independence Day
------------------------------------------------------------
 Martin Luther King, Jr. Day         Labor Day
------------------------------------------------------------
 Washington's Birthday               Thanksgiving Day
------------------------------------------------------------
 Good Friday                         Christmas Day
------------------------------------------------------------
 Memorial Day
------------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------


We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.


While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------


In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS


ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase. We deduct this charge in 12 equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account based on your specified allocation schedule.


You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.


[diamond] ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Certain riders are available at no charge with every Individual Edge policy:

          o LIVING BENEFITS RIDER. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

          o CASH VALUE ACCUMULATION RIDER. You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

          o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero.

          o LIFE PLANS OPTIONS RIDER. At specified policy anniversaries, you can exercise or elect one of three options to: (1) increase the face amount; (2) to reduce the face amount without incurring a partial surrender charge; or (3) to exchange the policy for an annuity without incurring a surrender charge. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan.

          o WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange your policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. To the extent there is an increase in face amount there will be an increase in the cost of insurance. This rider is no longer available.

    We charge for providing benefits under the following riders:

          o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

          o ACCIDENTAL DEATH BENEFIT RIDER charges vary based on age, sex, and amount of additional death benefit.

          o PURCHASE PROTECTION PLAN RIDER charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

          o CHILD TERM RIDER charges depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.


          o FAMILY TERM RIDER charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.


          o INDIVIDUAL EDGE TERM RIDER charges vary based on age, gender, smoker classification, and table rating, and the Rider's face amount.

          o DEATH BENEFIT PROTECTION RIDER charge is based upon the face amount.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

    If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.


    For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.


[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65, after that, the rates for Policy Years 16+ will apply.

    -----------------------------------------------------------
                                           RATE WE CREDIT
                                        THE LOANED PORTION OF
                 LOAN INTEREST RATE        THE GUARANTEED
                      CHARGED             INTEREST ACCOUNT
    ---------- ----------------------- ------------------------
    POLICY       MOST      NEW YORK/     MOST      NEW YORK/
    YEARS:      STATES    NEW JERSEY    STATES    NEW JERSEY
    ---------- ---------- ------------ --------- --------------
      1-10        4%          6%          2%          4%
    ---------- ---------- ------------ --------- --------------
      11-16       3%          5%          2%          4%
    ---------- ---------- ------------ --------- --------------
       16+       2.25%       4.25%        2%          4%
    -----------------------------------------------------------
    Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

    The following table shows the surrender charges applicable for a male Nonsmoker for a face amount of $100,000:

              ISSUE AGE         INITIAL SURRENDER
                 25                 $1,235.25
                 35                  1,923.75
                 45                  3,127.94
                 55                  4,611.17
                 65                  5,850.00
                 75                  5,850.00
                 85                  5,850.00

    The following table gives a specific example for the duration of the surrender charge period for a male age 35 nonsmoker, for a face amount of $100,000. The surrender charge is equal to:

------------------------------------------------------
              SURRENDER CHARGE SCHEDULE
------------------------------------------------------
    POLICY       SURRENDER     POLICY     SURRENDER
    MONTH          CHARGE       MONTH       CHARGE

     1-12        $1923.75        89        $1179.90
    13-24         1923.75        90         1154.25
    25-36         1923.75        91         1128.60
    37-48         1923.75        92         1102.95
    49-60         1923.75        93         1077.30
      61          1898.10        94         1051.65
      62          1872.45        95         1026.00
      63          1846.80        96         1000.35
      64          1821.15        97          958.63
      65          1795.50        98          916.90
      66          1769.85        99          875.18
      67          1744.20        100         833.45
      68          1718.55        101         791.73
      69          1692.90        102         750.01
      70          1667.25        103         708.28
      71          1641.60        104         666.56
      72          1615.95        105         624.83
      73          1590.30        106         583.11
      74          1564.65        107         541.39
      75          1539.00        108         499.66
      76          1513.35        109         457.94
      77          1487.70        110         416.21
      78          1462.05        111         374.49
      79          1436.40        112         332.77
      80          1410.75        113         291.04
      81          1385.10        114         249.32
      82          1359.45        115         207.59
      83          1333.80        116         165.87
      84          1308.15        117         124.15
      85          1282.50        118          82.42
      86          1256.85        119          40.70
      87          1231.20        120          00.00
      88          1205.55


[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease. This charge is intended to recoup the costs of issuing the policy.

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.


TRANSFER CHARGE

Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to have a transfer charge, would be intended to recoup for the cost of administering the transfer.


OTHER TAX CHARGES
Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the section titled "Fee Tables--Minimum and Maximum Fund Operating Expenses."


These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY

--------------------------------------------------------------------------------


CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 85 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt.

We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person up to the age of 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

PREMIUM PAYMENTS
The Individual Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


Premium payments received by us will be reduced by a 2.25% state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND

Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).


[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire five years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.


[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

          o the insured dies from bodily injury that results from an accident;
            and

          o the insured dies no later than 90 days after injury.


    We assess a monthly charge for this rider. This policy is elected at issue.


[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:


          1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year seven;


          2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

          3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 100th birthday.

    Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

    For policies issued in New York, two guarantee periods are available:


    1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

    2   The policy anniversary nearest the Insured's 100th birthday.

[diamond]   PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond]   LIVING BENEFIT RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.


    This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.


[diamond]   CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond]   CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.


    We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.


[diamond]   FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.


    We assess a monthly charge for this rider. This rider is elected at issue.

[diamond]   PHOENIX INDIVIDUAL EDGE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed four times the initial face amount of the policy. This rider is elected at issue.


[diamond]   AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond]   LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy
            Anniversaries, subject to various limitations as set forth in the rider, the following policy options may be exercised or elected.

    1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

    2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

    3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.


    While there is no charge for this rider, if you select option 1, you will incur an increase in your cost of insurance due to the increase in face amount. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan. This rider will automatically be attached to the policy at issue.


[diamond]   WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age
            65 or policy year 15. There is no charge for this option. This option is no longer available.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from the policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.


Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond]   the death of the payee; or

[diamond]   the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond]   10 years;

[diamond]   20 years; or

[diamond]   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.


OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

o   the end of the 10-year period certain;

o   the death of the insured; or

o   the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.


Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."


FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve- transfer limit. For more information, see "Disruptive Trading and Market Timing."

TELEPHONE TRANSFERS
You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Accounts is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."


DISRUPTIVE TRADING AND MARKET TIMING

Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:


[diamond]   dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]   an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]   increased brokerage and administrative expenses.


To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond]   limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]   restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]   require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]   impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


o   $25 monthly               o   $150 semiannually

o   $75 quarterly             o   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In all states except New York and New Jersey, the rates in effect following the policy anniversary nearest the insured's 65th birthday will be 21/4%. The rates in effect before the insured reaches age 65 will be:

          o Policy years 1-10: 4%
          o Policy years 11-15: 3%
          o Policy years 16 and thereafter: 2 1/4%

[diamond] In New York and New Jersey only, the rates in effect before the Insured reaches age 65 will be:

          o Policy years 1-10: 6%
          o Policy years 11-15: 5%
          o Policy years 16 and thereafter: 4 1/4%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.


At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value

If the subaccounts or the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 8 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]   Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE

----------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                            --------------------------------------------------------------------------
                                             Aggressive                              Growth &
                  Series                       Growth    Conservative     Growth      Income     Income     Specialty
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate                                                                              |X|
Securities
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                             |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                 |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                           |X|
Bond
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                       |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                              |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                    |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                           |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                          |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                        |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                               |X|
----------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                                |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                   |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                              |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                     |X|
Growth
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          |X|
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                |X|
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                   |X|
----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                |X|
Securities II
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                     |X|
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                 |X|
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                          |X|
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                        |X|
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                          |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities         |X|
Fund
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                           |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                 |X|
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                 |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  |X|
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                      |X|
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           |X|
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                           |X|
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                           |X|
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                     |X|
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  |X|
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                                               |X|
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                               |X|
----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                                                                    Duff & Phelps
                                              Phoenix Investment  Phoenix Variable  Investment      Aim Advisors,  Fred Alger
                 Series                       Counsel, Inc.       Advisors, Inc.    Management Co.  Inc.           Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                   |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                       |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              --------------------------------------------------------------------------------------
                                              Deutsche Asset    Federated Investment  Fidelity Management      Franklin Mutual
                 Series                       Management, Inc.  Management Company    and Research Company     Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors

                                              --------------------------------------------------------------------------------------
                                                                         Templeton    Templeton  Templeton   Wanger
                                              Morgan Stanley   Rydex     Asset        Global     Investment  Asset
                                              Investment       Global    Management,  Advisors   Counsel,    Management,
                 Series                       Management Inc.  Advisors  Ltd.         Limited    LLC         L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Subadvisors
                                                  ----------------------------------------------------------------------------------
                                                  Aberdeen   AIM          Alliance     Kayne Anderson      Lazard
                                                  Fund       Capital      Capital      Rudnick Investment  Asset        Lord,
                                                  Managers,  Management,  Management,  Management,         Management,  Abbett & Co.
                 Series                           Inc.       Inc.         L.P.         LLC                 LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                           |X|
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                            |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                           |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                                  ----------------------------------------------------------------------------------
                                                              Northern                  Seneca       State Street
                                                  MFS         Trust        Engemann     Capital      Research &
                                                  Investment  Investments  Asset        Management,  Management
                 Series                           Management  N.A.         Management   LLC          Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                    |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                                                 |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DEBT: Unpaid policy loans with accrued interest.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

NET AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.


SEPARATE ACCOUNT: Phoenix Life Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.


SUBACCOUNTS: The accounts within our Separate Account to which nonloaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.


WE (OUR, US, COMPANY): Phoenix Life Insurance Company.


YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012










   Additional information about the Individual Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated September 27, 2004 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


   The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

   Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V603 (PIE)

Investment Company Act File No. 811-04721

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L0252PR (C)2004 The Phoenix Companies, Inc.                       [logo] Printed on recycled paper.                            9-04

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